PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
PROPERTY AND EQUIPMENT
Property and equipment, gross	$ 839	$ 748
Less: accumulated depreciation and amortization	(223)	(168)
Total property and equipment, net	616	580
Disposal of long-lived assets	11
Computer Equipment [Member]
PROPERTY AND EQUIPMENT
Property and equipment, gross	43	38
Software and Software Development Costs [Member]
PROPERTY AND EQUIPMENT
Property and equipment, gross	177	150
Land, Buildings and Leasehold Improvements [Member]
PROPERTY AND EQUIPMENT
Property and equipment, gross	431	368
Land held for development
PROPERTY AND EQUIPMENT
Property and equipment, gross	56	56
Furniture and Other Equipment [Member]
PROPERTY AND EQUIPMENT
Property and equipment, gross	72	52
Construction in Progress [Member]
PROPERTY AND EQUIPMENT
Property and equipment, gross	20	47
Other projects in progress
PROPERTY AND EQUIPMENT
Property and equipment, gross	$ 40	$ 37